Distribution Date:	03/15/24	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	380,315,242.07	0.00	1,200,845.38	0.00	0.00	1,200,845.38	380,315,242.07	34.81%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	10,978,774.33	1,197,350.40	32,533.77	0.00	0.00	1,229,884.17	9,781,423.93	34.81%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00	27.92%	24.25%
B	94989QBA7	4.452318%	44,771,000.00	44,771,000.00	0.00	166,112.26	0.00	0.00	166,112.26	44,771,000.00	20.44%	18.00%
C	94989QBB5	4.452318%	33,130,000.00	33,130,000.00	0.00	122,921.07	0.00	0.00	122,921.07	33,130,000.00	14.90%	13.38%
D	94989QBD1	4.452318%	38,503,000.00	38,503,000.00	0.00	142,856.32	0.00	0.00	142,856.32	38,503,000.00	8.47%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	48,903.76	0.00	0.00	48,903.76	17,908,000.00	5.47%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	22,007.79	0.00	0.00	22,007.79	8,059,000.00	4.13%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	24,701,392.53	0.00	12,169.23	0.00	0.00	12,169.23	24,701,392.53	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	599,555,408.93	1,197,350.40	1,887,259.48	0.00	0.00	3,084,609.88	598,358,058.53

X-A	94989QAY6	0.644661%	542,618,000.00	432,483,016.40	0.00	232,337.37	0.00	0.00	232,337.37	431,285,666.00
X-E	94989QAA8	1.175318%	17,908,000.00	17,908,000.00	0.00	17,539.65	0.00	0.00	17,539.65	17,908,000.00
X-F	94989QAC4	1.175318%	8,059,000.00	8,059,000.00	0.00	7,893.24	0.00	0.00	7,893.24	8,059,000.00
X-G	94989QAE0	1.175318%	31,339,406.00	24,701,392.53	0.00	24,193.32	0.00	0.00	24,193.32	24,701,392.53
Notional SubTotal			599,924,406.00	483,151,408.93	0.00	281,963.58	0.00	0.00	281,963.58	481,954,058.53

Deal Distribution Total					1,197,350.40	2,169,223.06	0.00	0.00	3,366,573.46

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	970.57819456	0.00000000	3.06460066	0.00000000	0.00000000	0.00000000	0.00000000	3.06460066	970.57819456
A-SB	94989QAW0	200.45233394	21.86142779	0.59400712	0.00000000	0.00000000	0.00000000	0.00000000	22.45543491	178.59090615
A-S	94989QAX8	1,000.00000000	0.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	3.37249994	1,000.00000000
B	94989QBA7	1,000.00000000	0.00000000	3.71026468	0.00000000	0.00000000	0.00000000	0.00000000	3.71026468	1,000.00000000
C	94989QBB5	1,000.00000000	0.00000000	3.71026471	0.00000000	0.00000000	0.00000000	0.00000000	3.71026471	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.71026465	0.00000000	0.00000000	0.00000000	0.00000000	3.71026465	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.73083315	0.00000000	0.00000000	0.00000000	0.00000000	2.73083315	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	2.73083385	0.00000000	0.00000000	0.00000000	0.00000000	2.73083385	1,000.00000000
G	94989QAQ3	788.18955694	0.00000000	0.38830442	1.76410970	84.47202126	0.00000000	0.00000000	0.38830442	788.18955694
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	797.03035358	0.00000000	0.42817852	0.00000000	0.00000000	0.00000000	0.00000000	0.42817852	794.82373604
X-E	94989QAA8	1,000.00000000	0.00000000	0.97943098	0.00000000	0.00000000	0.00000000	0.00000000	0.97943098	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.97943169	0.00000000	0.00000000	0.00000000	0.00000000	0.97943169	1,000.00000000
X-G	94989QAE0	788.18955694	0.00000000	0.77197762	0.00000000	0.00000000	0.00000000	0.00000000	0.77197762	788.18955694

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	1,200,845.38	0.00	1,200,845.38	0.00	0.00	0.00	1,200,845.38	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	32,533.77	0.00	32,533.77	0.00	0.00	0.00	32,533.77	0.00
X-A	02/01/24 - 02/29/24	30	0.00	232,337.37	0.00	232,337.37	0.00	0.00	0.00	232,337.37	0.00
X-E	02/01/24 - 02/29/24	30	0.00	17,539.65	0.00	17,539.65	0.00	0.00	0.00	17,539.65	0.00
X-F	02/01/24 - 02/29/24	30	0.00	7,893.24	0.00	7,893.24	0.00	0.00	0.00	7,893.24	0.00
X-G	02/01/24 - 02/29/24	30	0.00	24,193.32	0.00	24,193.32	0.00	0.00	0.00	24,193.32	0.00
A-S	02/01/24 - 02/29/24	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	02/01/24 - 02/29/24	30	0.00	166,112.26	0.00	166,112.26	0.00	0.00	0.00	166,112.26	0.00
C	02/01/24 - 02/29/24	30	0.00	122,921.07	0.00	122,921.07	0.00	0.00	0.00	122,921.07	0.00
D	02/01/24 - 02/29/24	30	0.00	142,856.32	0.00	142,856.32	0.00	0.00	0.00	142,856.32	0.00
E	02/01/24 - 02/29/24	30	0.00	48,903.76	0.00	48,903.76	0.00	0.00	0.00	48,903.76	0.00
F	02/01/24 - 02/29/24	30	0.00	22,007.79	0.00	22,007.79	0.00	0.00	0.00	22,007.79	0.00
G	02/01/24 - 02/29/24	30	2,592,016.82	67,455.39	0.00	67,455.39	55,286.15	0.00	0.00	12,169.23	2,647,302.97
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,592,016.82	2,224,509.22	0.00	2,224,509.22	55,286.15	0.00	0.00	2,169,223.06	2,647,302.97

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.452318%	44,771,000.00	44,771,000.00	0.00	166,112.26	0.00	0.00	166,112.26	44,771,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.452318%	33,130,000.00	33,130,000.00	0.00	122,921.07	0.00	0.00	122,921.07	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	0.00	427,943.23	0.00	0.00	427,943.23	119,090,000.00

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,366,573.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,174,616.39	Master Servicing Fee	19,338.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,832.74
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	241.49
ARD Interest	0.00	Trust Advisor Fee	1,762.86
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	74,278.62
Total Interest Collected	2,248,895.01	Total Fees	24,385.82

Principal		Expenses/Reimbursements
Scheduled Principal	1,197,350.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,898.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,053.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,333.97
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,197,350.40	Total Expenses/Reimbursements	55,286.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,169,223.06
Excess Liquidation Proceeds	0.00	Principal Distribution	1,197,350.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,366,573.46
Total Funds Collected	3,446,245.41	Total Funds Distributed	3,446,245.43

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	599,555,408.93	599,555,408.93	Beginning Certificate Balance	599,555,408.93
(-) Scheduled Principal Collections	1,197,350.40	1,197,350.40	(-) Principal Distributions	1,197,350.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	598,358,058.53	598,358,058.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	600,650,191.56	600,650,191.56	Ending Certificate Balance	598,358,058.53
Ending Actual Collateral Balance	599,092,332.23	599,092,332.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP
2,000,000 or less	4	5,656,767.95	0.95%	16	4.9411	2.718513	1.30 or less	12	139,586,543.46	23.33%	15	4.6087	0.722827
2,000,001 to 3,000,000	4	9,999,312.00	1.67%	16	4.5271	2.183915	1.31 to 1.40	1	5,900,590.19	0.99%	17	4.5700	1.364300
3,000,001 to 4,000,000	2	7,734,637.11	1.29%	14	4.2704	1.450791	1.41 to 1.50	2	22,335,429.90	3.73%	17	4.6332	1.433848
4,000,001 to 5,000,000	7	32,185,069.74	5.38%	15	4.7260	2.074219	1.51 to 1.60	4	18,182,039.70	3.04%	14	4.7903	1.573870
5,000,001 to 6,000,000	9	49,046,343.76	8.20%	16	4.7176	2.415002	1.61 to 1.70	3	55,764,286.80	9.32%	16	4.4975	1.639322
6,000,001 to 7,000,000	3	19,291,856.78	3.22%	15	4.6584	1.386777	1.71 to 1.80	2	21,548,317.61	3.60%	15	4.4869	1.751198
7,000,001 to 8,000,000	3	22,108,992.83	3.69%	17	4.5165	1.897119	1.81 to 1.90	3	16,449,387.75	2.75%	17	4.6574	1.872147
8,000,001 to 9,000,000	2	16,220,565.49	2.71%	16	4.0948	2.662553	1.91 to 2.00	5	49,665,437.43	8.30%	16	4.3645	1.952979
9,000,001 to 10,000,000	3	28,526,529.41	4.77%	16	4.5786	1.625793	2.01 to 2.25	2	40,827,400.55	6.82%	16	4.2408	2.074472
10,000,001 to 15,000,000	8	95,425,378.52	15.95%	16	4.3887	1.763620	2.26 to 2.50	4	25,424,494.99	4.25%	16	4.3181	2.305811
15,000,001 to 20,000,000	6	97,511,394.76	16.30%	15	4.4148	1.345100	2.51 or greater	17	131,938,443.75	22.05%	16	4.4874	3.635968
20,000,001 to 30,000,000	1	28,381,702.67	4.74%	16	4.4210	2.094500	Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
30,000,001 to 50,000,000	3	115,533,821.11	19.31%	17	4.5482	2.585963
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP	Wisconsin	3	27,860,289.64	4.66%	16	4.5184	1.566440
Arizona	1	2,181,795.65	0.36%	9	4.8000	1.603500	Totals	71	598,358,058.53	100.00%	16	4.5024	1.956502
California	6	51,756,547.09	8.65%	16	4.1728	1.996739
									Property Type³
Delaware	1	12,445,697.88	2.08%	15	3.8300	2.028800
Florida	4	49,105,788.65	8.21%	16	4.5308	1.506763		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	37,470,205.83	6.26%	17	4.8836	2.748147		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	12,074,802.85	2.02%	17	4.7490	1.432700	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP
Illinois	1	5,856,699.46	0.98%	14	4.4600	1.731100	Industrial	5	18,174,176.99	3.04%	16	4.6175	2.052447
Indiana	1	14,547,283.84	2.43%	16	4.4900	2.681300	Lodging	13	125,290,542.78	20.94%	15	4.6974	1.612735
Iowa	1	5,900,590.19	0.99%	17	4.5700	1.364300	Mixed Use	2	21,050,000.00	3.52%	15	4.1020	1.388588
Louisiana	2	12,019,659.43	2.01%	17	4.8026	(0.310604)	Multi-Family	8	44,287,856.45	7.40%	16	4.6322	2.076579
Massachusetts	1	1,428,055.33	0.24%	17	6.0310	3.262000	Office	10	108,965,421.38	18.21%	16	4.4799	1.758985
Michigan	2	10,188,328.54	1.70%	16	4.5178	2.928488	Other	1	6,350,000.00	1.06%	14	4.2200	1.604900
Minnesota	1	9,230,000.00	1.54%	15	4.1380	2.886600	Retail	18	190,441,414.49	31.83%	16	4.4253	2.666432
Mississippi	1	4,304,452.08	0.72%	16	5.0200	1.009900	Self Storage	2	13,062,959.88	2.18%	16	4.2148	3.059288
Nevada	3	48,021,189.56	8.03%	17	4.6681	1.171110	Totals	71	598,358,058.53	100.00%	16	4.5024	1.956502
New Mexico	1	7,237,819.35	1.21%	16	4.5300	1.250100
North Carolina	1	1,684,941.44	0.28%	16	4.5700	2.297700
North Dakota	1	10,260,627.05	1.71%	16	4.4970	1.435200
Ohio	9	41,666,022.21	6.96%	16	4.5710	1.780132
Pennsylvania	1	28,381,702.67	4.74%	16	4.4210	2.094500
Texas	6	40,223,899.94	6.72%	13	4.6082	1.209780
Utah	1	5,941,330.79	0.99%	17	5.1300	2.827200
Virginia	3	79,709,642.50	13.32%	16	4.3732	4.011564
Washington	1	8,125,000.00	1.36%	15	3.9600	2.279000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	20,570,697.88	3.44%	15	3.8813	2.127624	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	68,501,852.03	11.45%	15	4.1581	2.059840	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	19	216,754,682.16	36.22%	16	4.4114	2.520299	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	149,192,301.61	24.93%	17	4.6415	1.632899	49 months or greater	55	527,622,372.13	88.18%	16	4.5046	1.989253
	4.751% to 5.000%	7	50,791,969.43	8.49%	14	4.8539	0.499502	Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
	5.001% to 5.250%	2	10,245,782.87	1.71%	17	5.0838	2.063717
	5.251% to 5.500%	1	5,143,473.39	0.86%	17	5.5000	1.510400
	5.501% or greater	2	6,421,612.76	1.07%	17	5.6756	3.195203
	Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP
	60 months or less	55	527,622,372.13	88.18%	16	4.5046	1.989253	Interest Only	8	59,320,000.00	9.91%	15	4.1850	2.048778
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	34,389,345.43	5.75%	15	4.9485	1.686892
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	39	433,913,026.70	72.52%	16	4.5131	2.005079
	Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	70,735,686.40	11.82%	14	4.4864	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	17,886,473.60	2.99%	16	4.3520	1.660000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	508,307,843.20	84.95%	16	4.5057	1.997263	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	1,428,055.33	0.24%	17	6.0310	3.262000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	598,358,058.53	100.00%	16	4.5024	1.956502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	141,286.32	98,217.81	0.00	N/A	07/05/25	--	40,300,992.21	40,202,774.40	03/05/24
1A	304430002				Actual/360	4.352%	62,859.20	43,697.73	0.00	N/A	07/05/25	--	17,930,171.33	17,886,473.60	03/05/24
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	155,864.17	84,743.75	0.00	N/A	08/11/25	--	41,343,282.20	41,258,538.45	02/11/24
3	304430003	OF	Naples	FL	Actual/360	4.620%	127,068.91	70,502.69	0.00	N/A	08/01/25	--	34,143,010.95	34,072,508.26	03/01/24
4	303161013	LO	Harrisburg	PA	Actual/360	4.421%	101,279.96	56,850.72	0.00	N/A	07/01/25	--	28,438,553.39	28,381,702.67	03/01/24
5	304430005	IN	Various	OH	Actual/360	4.497%	60,809.99	40,238.17	0.00	N/A	07/10/25	--	16,786,359.83	16,746,121.66	03/10/24
6	304430006	LO	Irving	TX	Actual/360	4.823%	64,156.67	30,892.59	0.00	N/A	01/05/25	--	16,514,486.73	16,483,594.14	03/05/24
7	303161017	LO	Green Bay	WI	Actual/360	4.497%	56,944.33	27,642.35	0.00	N/A	07/01/25	--	15,719,260.50	15,691,618.15	03/01/24
8	303161008	OF	Richmond	VA	Actual/360	4.278%	51,100.70	30,340.08	0.00	N/A	06/01/25	--	14,828,272.86	14,797,932.78	03/01/24
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	52,721.20	28,886.02	0.00	N/A	07/01/25	--	14,576,169.86	14,547,283.84	03/01/24
10	303161021	OF	Menlo Park	CA	Actual/360	4.192%	50,758.01	27,410.05	0.00	N/A	08/01/25	--	15,030,997.26	15,003,587.21	03/01/24
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	51,866.26	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	03/01/24
12	416000207	RT	Jacinto City	TX	Actual/360	4.700%	45,914.65	28,250.56	0.00	N/A	08/01/25	05/01/25	12,127,126.28	12,098,875.72	03/01/24
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	38,481.71	26,991.64	0.00	N/A	06/01/25	--	12,472,689.52	12,445,697.88	03/01/24
14	304430014	MF	Yuma	AZ	Actual/360	4.710%	42,881.27	26,437.14	0.00	N/A	07/01/25	02/01/25	11,301,894.36	11,275,457.22	03/01/24
15	303161024	RT	Honolulu	HI	Actual/360	4.749%	46,281.50	23,089.58	0.00	N/A	08/01/25	--	12,097,892.43	12,074,802.85	03/01/24
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	40,137.35	26,041.07	0.00	N/A	08/01/25	--	10,974,819.43	10,948,778.36	03/01/24
17	303161007	RT	Dallas	TX	Actual/360	4.280%	35,084.07	25,147.06	0.00	N/A	06/01/25	--	10,175,850.88	10,150,703.82	03/01/24
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	37,013.32	22,699.17	0.00	N/A	08/01/25	--	9,755,321.54	9,732,622.37	03/01/24
19	416000209	MF	Baton Rouge	LA	Actual/360	4.870%	37,605.64	21,896.15	0.00	N/A	08/01/25	--	9,585,803.19	9,563,907.04	05/01/21
20	303161016	LO	Grand Forks	ND	Actual/360	4.497%	37,235.46	18,075.11	0.00	N/A	07/01/25	--	10,278,702.16	10,260,627.05	03/01/24
21	303161015	LO	Kimberly	WI	Actual/360	4.497%	37,013.82	17,967.52	0.00	N/A	07/01/25	--	10,217,519.46	10,199,551.94	03/01/24
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	27,653.62	19,951.05	0.00	N/A	08/01/25	--	8,115,516.54	8,095,565.49	03/01/24
24	440000460	SS	Fort Worth	TX	Actual/360	4.566%	29,210.05	19,553.63	0.00	N/A	01/01/25	--	7,941,470.52	7,921,916.89	03/01/24
25	303161010	OF	Edina	MN	Actual/360	4.138%	30,767.18	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	03/01/24
26	304430026	LO	Various	OH	Actual/360	5.000%	24,786.96	34,609.06	0.00	N/A	04/01/25	--	6,154,003.96	6,119,394.90	03/01/24
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	26,635.95	16,938.82	0.00	N/A	08/05/25	--	7,188,112.30	7,171,173.48	03/05/24
28	303161009	RT	University Place	WA	Actual/360	3.960%	25,918.75	0.00	0.00	N/A	06/01/25	--	8,125,000.00	8,125,000.00	03/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	416000203	LO	Troutville	VA	Actual/360	4.760%	26,221.01	15,820.14	0.00	N/A	08/01/25	--	6,838,282.02	6,822,461.88	03/01/24
30	304430030	SS	Folsom	CA	Actual/360	4.040%	26,035.56	0.00	0.00	N/A	06/01/25	--	8,000,000.00	8,000,000.00	03/01/24
31	304430031	LO	Tampa	FL	Actual/360	4.590%	20,047.43	30,954.00	0.00	N/A	05/01/25	--	5,421,888.27	5,390,934.27	03/01/24
32	600928679	RT	Las Cruces	NM	Actual/360	4.530%	26,458.33	12,693.81	0.00	N/A	07/11/25	--	7,250,513.16	7,237,819.35	03/11/24
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	27,453.49	0.00	0.00	N/A	08/01/25	--	7,700,000.00	7,700,000.00	03/01/24
35	304430035	MF	Des Moines	IA	Actual/360	4.570%	21,773.85	13,985.86	0.00	N/A	08/01/25	--	5,914,576.05	5,900,590.19	03/01/24
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	24,607.08	13,196.65	0.00	N/A	08/01/25	--	5,954,527.44	5,941,330.79	03/01/24
37	304430037	RT	St. Charles	IL	Actual/360	4.460%	21,086.91	12,550.66	0.00	N/A	05/01/25	--	5,869,250.12	5,856,699.46	03/01/24
38	304430038	LO	Cordele	GA	Actual/360	5.500%	22,861.28	16,440.32	0.00	N/A	08/01/25	--	5,159,913.71	5,143,473.39	03/01/24
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	21,110.73	12,120.57	0.00	N/A	08/01/25	--	5,563,996.80	5,551,876.23	03/01/24
40	303161001	98	Miami	FL	Actual/360	4.220%	21,586.47	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	03/01/24
41	304430041	LO	Savannah	GA	Actual/360	5.574%	22,493.10	15,854.80	0.00	N/A	08/05/25	--	5,009,412.23	4,993,557.43	03/05/24
42	610929590	MF	El Paso	TX	Actual/360	4.330%	16,332.97	16,768.41	0.00	N/A	06/11/25	--	4,682,543.60	4,665,775.19	03/11/24
43	304430043	OF	Austin	TX	Actual/360	4.964%	20,496.24	11,581.18	0.00	N/A	08/05/25	--	5,125,626.34	5,114,045.16	03/05/24
44	304430044	SS	Marina	CA	Actual/360	4.190%	16,808.52	12,497.50	0.00	N/A	05/01/25	--	4,979,891.89	4,967,394.39	03/01/24
45	416000208	RT	Wayland	MI	Actual/360	4.575%	18,924.78	10,019.17	0.00	N/A	08/01/25	--	5,135,043.91	5,125,024.74	03/01/24
46	416000199	OF	Sebring	FL	Actual/360	4.660%	18,349.08	10,043.92	0.00	N/A	08/01/25	--	4,888,019.37	4,877,975.45	02/01/24
47	304430047	LO	Pearl	MS	Actual/360	5.020%	17,465.19	14,458.51	0.00	N/A	07/01/25	--	4,318,910.59	4,304,452.08	03/01/24
48	304430048	MF	Rochester Hills	MI	Actual/360	4.460%	18,223.69	9,009.12	0.00	N/A	06/01/25	--	5,072,312.92	5,063,303.80	03/01/24
49	303161011	MU	San Diego	CA	Actual/360	4.105%	17,691.41	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	03/01/24
51	303161002	RT	Creve Coeur	MO	Actual/360	4.220%	17,337.17	0.00	0.00	N/A	05/01/25	02/01/25	5,100,000.00	5,100,000.00	03/01/24
53	304430053	RT	Powell	OH	Actual/360	4.450%	14,135.99	14,066.92	0.00	N/A	05/01/25	--	3,943,399.09	3,929,332.17	03/01/24
54	303161006	RT	Fort Lauderdale	FL	Actual/360	4.085%	12,568.36	14,058.71	0.00	N/A	05/01/25	--	3,819,363.65	3,805,304.94	03/01/24
56	440000455	OF	Various	Various	Actual/360	4.800%	16,078.31	7,269.30	0.00	12/01/24	12/01/44	--	4,158,184.50	4,150,915.20	03/01/24
57	304430057	SS	Wilmington	NC	Actual/360	4.410%	14,673.88	7,385.60	0.00	N/A	06/01/25	--	4,130,578.04	4,123,192.44	03/01/24
58	304430058	SS	Wilmington	NC	Actual/360	4.460%	14,680.20	7,257.34	0.00	N/A	06/01/25	--	4,086,029.92	4,078,772.58	03/01/24
59	303161014	RT	Las Vegas	NV	Actual/360	4.495%	15,298.61	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	03/01/24
61	440000458	OF	San Diego	CA	Actual/360	4.560%	14,326.00	0.00	0.00	N/A	01/01/25	--	3,900,000.00	3,900,000.00	03/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	304430062	RT	Cary	NC	Actual/360	4.460%	11,647.32	7,803.97	0.00	N/A	07/05/25	--	3,241,870.56	3,234,066.59	03/05/24
63	303161005	SS	Sugar Hill	GA	Actual/360	4.282%	10,077.12	7,255.79	0.00	N/A	05/01/25	--	2,921,423.27	2,914,167.48	03/01/24
64	303161004	SS	Cumming	GA	Actual/360	4.282%	9,330.67	6,718.32	0.00	N/A	05/01/25	--	2,705,021.53	2,698,303.21	03/01/24
65	303161019	RT	Reno	NV	Actual/360	4.763%	9,759.30	5,913.64	0.00	N/A	07/01/25	--	2,543,564.75	2,537,651.11	03/01/24
66	610929588	MF	El Paso	TX	Actual/360	4.380%	8,368.16	5,794.94	0.00	N/A	06/11/25	--	2,371,703.44	2,365,908.50	03/11/24
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	8,998.87	4,822.24	0.00	N/A	08/01/25	--	2,460,574.63	2,455,752.39	03/01/24
68	303161018	RT	San Diego	CA	Actual/360	4.420%	9,399.87	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	03/01/24
69	410929061	RT	Apex	NC	Actual/360	4.570%	6,215.90	3,525.43	0.00	N/A	07/11/25	--	1,688,466.87	1,684,941.44	03/11/24
70	304430070	IN	Palmer	MA	Actual/360	6.031%	6,959.06	4,349.40	0.00	N/A	08/05/25	--	1,432,404.73	1,428,055.33	03/05/24
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,223.40	3,496.43	0.00	N/A	06/11/25	--	1,447,369.56	1,443,873.13	03/11/24
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,174.06	2,568.23	0.00	N/A	08/11/25	--	1,102,466.28	1,099,898.05	02/11/24
Totals							2,174,616.39	1,197,350.40	0.00				599,555,408.93	598,358,058.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,402,402.00	6,792,891.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	350,691.00	1,501,667.00	01/01/23	06/30/23	11/13/23	0.00	989,749.29	239,941.83	239,941.83	0.00	0.00
3	3,535,019.64	2,928,607.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,770,320.68	5,316,201.11	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,491,722.56	1,925,924.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	360,027.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,055,217.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,088,263.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,629,153.40	2,269,124.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,886,349.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	584,734.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,859,993.00	1,279,060.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,234,626.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,087,507.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,281,290.68	1,182,784.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,115,380.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	(298,319.00)	01/01/23	06/30/23	03/11/24	6,884,916.69	416,008.91	32,371.53	1,616,668.10	0.00	0.00
20	1,110,463.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	973,675.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,692,813.00	1,316,597.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,259,171.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,015,298.24	713,617.00	01/01/23	09/30/23	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
27	939,712.76	818,397.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	743,485.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,057,170.00	1,062,302.71	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	934,333.22	494,345.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	960,526.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	575,212.00	445,476.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,576,918.81	1,491,132.06	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	588,910.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	842,678.00	584,742.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,644,123.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,455.00	327,341.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,688,477.43	1,653,649.11	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	949,427.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	302,813.00	352,552.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	593,215.00	819,634.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	777,334.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	477,181.80	135,250.01	01/01/23	09/30/23	--	0.00	0.00	28,314.25	28,314.25	18,099.35	0.00
47	1,289,706.00	427,664.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,195,674.24	977,081.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	753,250.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	492,910.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	555,378.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	457,071.48	349,824.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	585,983.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	315,297.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	597,608.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	339,132.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	253,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	252,422.06	215,685.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	515,698.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	282,394.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	192,129.40	180,941.20	01/01/23	09/30/23	--	0.00	0.00	6,724.53	6,724.53	0.00	0.00
Totals	65,361,048.44	35,853,083.45				6,884,916.69	1,405,758.20	307,352.14	1,891,648.71	18,099.35	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	1	9,563,907.04	1	41,258,538.45	1	9,563,907.04	0	0.00	0	0.00	0	0.00	4.502423%	4.403878%	16
02/16/24	0	0.00	0	0.00	1	9,585,803.19	1	41,343,282.20	1	9,585,803.19	0	0.00	0	0.00	0	0.00	4.502543%	4.403969%	17
01/18/24	0	0.00	0	0.00	1	9,605,025.24	1	41,416,979.69	1	9,605,025.24	0	0.00	0	0.00	0	0.00	4.502647%	4.428338%	18
12/15/23	0	0.00	0	0.00	1	9,624,167.02	1	41,490,381.37	1	9,624,167.02	0	0.00	0	0.00	0	0.00	4.502750%	4.428425%	19
11/17/23	0	0.00	0	0.00	1	9,644,528.10	1	41,568,870.69	1	9,644,528.10	0	0.00	0	0.00	0	0.00	4.502860%	4.428518%	20
10/17/23	0	0.00	0	0.00	1	9,663,504.91	1	41,641,662.71	1	9,663,504.91	0	0.00	0	0.00	0	0.00	4.502961%	4.428603%	21
09/15/23	0	0.00	0	0.00	1	9,683,706.99	1	41,719,564.33	1	9,683,706.99	0	0.00	0	0.00	0	0.00	4.503069%	4.428694%	22
08/17/23	0	0.00	0	0.00	1	9,702,520.18	1	41,791,751.49	1	9,702,520.18	0	0.00	0	0.00	0	0.00	4.503169%	4.428778%	23
07/17/23	0	0.00	0	0.00	1	9,721,254.81	1	41,863,648.90	1	9,721,254.81	0	0.00	0	0.00	0	0.00	4.503268%	4.428862%	24
06/16/23	0	0.00	0	0.00	1	9,741,223.47	1	41,940,688.14	1	9,741,223.47	0	0.00	0	0.00	0	0.00	4.503373%	4.428950%	25
05/17/23	0	0.00	0	0.00	1	9,759,796.47	1	42,011,987.75	1	9,759,796.47	0	0.00	0	0.00	0	0.00	4.503470%	4.426546%	26
04/17/23	1	6,070,148.22	0	0.00	1	9,779,609.35	1	42,088,450.71	1	9,779,609.35	0	0.00	0	0.00	0	0.00	4.503573%	4.426633%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2	310928804	02/11/24	0	A	239,941.83	239,941.83	0.00		41,343,282.20	06/01/20	13		07/01/21
19	416000209	05/01/21	33	6	32,371.53	1,616,668.10	340,217.92		10,200,824.86	05/22/20	7			06/01/22
46	416000199	02/01/24	0	B	28,314.25	28,314.25	18,099.35		4,888,019.37
72	410929969	02/11/24	0	A	6,724.53	6,724.53	0.00		1,102,466.28
Totals					307,352.14	1,891,648.71	358,317.27		57,534,592.71
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		44,680,968	44,680,968		0	0
13 - 24 Months		549,526,175	498,703,730		0	50,822,445
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		4,150,915	4,150,915		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	598,358,059	588,794,151	0	0	0	9,563,907
Feb-24	599,555,409	589,969,606	0	0	0	9,585,803
Jan-24	600,615,527	591,010,502	0	0	0	9,605,025
Dec-23	601,671,477	592,047,310	0	0	0	9,624,167
Nov-23	602,789,947	593,145,419	0	0	0	9,644,528
Oct-23	603,837,347	594,173,842	0	0	0	9,663,505
Sep-23	604,947,575	595,263,868	0	0	0	9,683,707
Aug-23	605,986,492	596,283,972	0	0	0	9,702,520
Jul-23	607,021,325	597,300,070	0	0	0	9,721,255
Jun-23	608,119,438	598,378,214	0	0	0	9,741,223
May-23	609,145,885	599,386,088	0	0	0	9,759,796
Apr-23	610,235,913	594,386,156	6,070,148	0	0	9,779,609
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304430001	40,202,774.40	40,202,774.40	155,000,000.00	04/24/15	6,040,582.00	5.04840	09/30/23	07/05/25	255
1A	304430002	17,886,473.60	17,886,473.60	155,000,000.00	04/24/15		1.66000	--	07/05/25	255
2	310928804	41,258,538.45	41,343,282.20	56,900,000.00	09/01/23	1,409,106.00	0.97600	06/30/23	08/11/25	256
19	416000209	9,563,907.04	10,200,824.86	5,900,000.00	01/30/24	(313,189.00)	(0.87720)	06/30/23	08/01/25	256
26	304430026	6,119,394.90	6,119,394.90	11,700,000.00	02/09/24	628,482.00	0.58780	09/30/23	04/01/25	132
Totals		115,031,088.39	115,752,749.96	384,500,000.00		7,764,981.00

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	304430001	RT	VA	01/19/24	1

Loan transferred to Special Servicing following the Bankruptcy of the Guarantor. Borrower has executed PNL and discussions are ongoing. Borrower has made proposal to have Guarantor exit bankruptcy with new structure. Lender is considering

	and evaluating options.

1A	304430002	Various	Various	01/19/24	1

Loan transferred to Special Servicing following the Bankruptcy of the Guarantor. Borrower has executed PNL and discussions are ongoing. Borrower has made proposal to have Guarantor exit bankruptcy with new structure. Lender is considering

	and evaluating options.

2	310928804	RT	NV	06/01/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. A Reinstatement Agreement was executed in September 2022 and the Loan was brought current. Special Servicer is monitoring

	performance and lease up, including the non-collateral former Von's space which is estimated to be back-filled by YE 2023.

19	416000209	MF	LA	05/22/20	7

Receiver took over property management on November 8, 2021 and Special Servicer filed an uncontested foreclosure action. The Sheriff conducted a June 1, 2022 foreclosure sale. The property is 31% occupied and has 68 units off line from a flood and fire. Special Servicer engaged Marcus & Millichap to sell the property. Their marketing campaign kicked off in early November 2022. Property marketed on Ten-X auction in May 2023 at a Gross Sale Price of $9.5M, but buyer pricing

	was lower than reserve. After challenging capital market pressures, final call to offers came in at the $5-5.5M range. REO is evaluating the most viable buyer to execute sale.

26	304430026	LO	OH	06/18/20	1

The Loan transferred due to Monetary Default. The Lender and Borrower executed a forbearance in June 2021. It was subsequently amended to allow the Borrower until 10/31/2022 to payback the EIDLs totaling $300,000. The Borrower failed to payback the EIDLs in accordance with the Agreement. The Borrower and Special Servicer have agreed to amend the forbearance agreement to allow additional time to payback the EIDLs. The loan remains current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310928804	0.00	4.68000%	0.00	4.68000%	8	09/30/22	09/30/22	--
26	304430026	7,546,589.99	5.00000%	7,546,589.99 5.00000%		10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	381,004.17	4,244,527.50	40.42%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	112,985.39	239,007.21	4.66%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	100,001.71	2,134,029.89	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			23,160,878.56	338,100,000.00	19,680,649.83	3,772,186.90	19,680,649.83	15,908,462.93	7,252,415.63	0.00	614,459.14	6,637,956.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	304430022	07/17/23	0.00	0.00	4,244,527.50	0.00	0.00	(1,090.98)	0.00	0.00	4,244,527.50
		04/17/23	0.00	0.00	4,245,618.48	0.00	0.00	(9,090.35)	0.00	0.00
		10/17/22	0.00	0.00	4,254,708.83	0.00	0.00	197.39	0.00	0.00
		12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
50	304430050	05/17/23	0.00	0.00	239,007.21	0.00	0.00	(112,985.39)	0.00	0.00	239,007.21
		08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00
52	303161003	07/17/23	0.00	0.00	2,134,029.89	0.00	0.00	(113.00)	0.00	0.00	2,134,029.89
		09/16/22	0.00	0.00	2,134,142.89	0.00	0.00	4.41	0.00	0.00
		04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,637,956.49	0.00	(57.42)	6,638,013.91	0.00	0.00	6,638,013.91

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	8,116.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	3,610.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	8,326.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	950.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	26,898.99	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,053.19	0.00	1,333.97	26,898.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		55,286.15

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31